Victory Pioneer Mid Cap Value Fund Expense Example - Victory Pioneer Mid Cap Value Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 682
Expense Example, with Redemption, 3 Years	908
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	1,849
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,120